Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 24, 2020
Registrant Name	GMO TRUST
Entity Central Index Key	0000772129
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 24, 2020
Document Effective Date	Jan. 24, 2020
Prospectus Date	Jun. 30, 2019
GMO Emerging Markets Fund | Class VI
Prospectus:
Trading Symbol	GEMMX
GMO Emerging Markets Fund | Class V
Prospectus:
Trading Symbol	GEMVX
GMO Emerging Markets Fund | Class IV
Prospectus:
Trading Symbol	GMEFX
GMO Emerging Markets Fund | Class III
Prospectus:
Trading Symbol	GMOEX
GMO Emerging Markets Fund | Class II
Prospectus:
Trading Symbol	GMEMX
GMO Emerging Markets Fund | Class I
Prospectus:
Trading Symbol	GEMEX
GMO Emerging Domestic Opportunities Fund | Class I
Prospectus:
Trading Symbol	GEDBX
GMO Emerging Domestic Opportunities Fund | Class VI
Prospectus:
Trading Symbol	GEDFX
GMO Emerging Domestic Opportunities Fund | Class V
Prospectus:
Trading Symbol	GEDOX
GMO Emerging Domestic Opportunities Fund | Class IV
Prospectus:
Trading Symbol	GEDIX
GMO Emerging Domestic Opportunities Fund | Class III
Prospectus:
Trading Symbol	GEDSX
GMO Emerging Domestic Opportunities Fund | Class II
Prospectus:
Trading Symbol	GEDTX
GMO Emerging Country Debt Fund | Class IV
Prospectus:
Trading Symbol	GMDFX
GMO Emerging Country Debt Fund | Class III
Prospectus:
Trading Symbol	GMCDX